MONEY MARKET OBLIGATIONS TRUT

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 31, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust” or “Registrant”)

Federated Municipal Obligations Fund

Cash II Shares

Cash Series Shares

Trust Shares

Investment Shares

Federated Prime Cash Obligations Fund

Automated Shares

Trust Shares

Cash II Shares

Cash Series Shares

Class R Shares

Federated Government Obligations Fund

Cash Series Shares

Cash II Shares

Federated Government Obligations Tax-Managed Fund

Automated Shares

Federated Government Reserves Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Federated Trust for U.S. Treasury Obligations

Cash Series Shares

Cash II Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated March 31, 2016, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 182 on March 29, 2016.

If you have any questions regarding this certification, please contact me at (724) 720-8533.

Very truly yours,

/s/ Kary Moore

Kary Moore

Assistant Secretary